Accounts Payable - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts Payable [Abstract]
Creditors	$ 5,467	$ 10,602
Brokers	2,796	2,567
Professional and legal fees	2,342	2,186
Total accounts payable	$ 10,605	$ 15,355